UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-971

Fidelity Congress Street Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report for Fidelityr Congress Street Fund

September 30, 2005

1.807729.101 CST QTLY 1105

Investments September 30, 2005 (Unaudited)
Showing Percentage of Net Assets

Common Stocks 98.5%
	Shares	Value

CONSUMER DISCRETIONARY – 2.6%
Media – 2.6%
Knight-Ridder, Inc.	29,204	$ 1,713,691
CONSUMER STAPLES – 12.5%
Beverages – 6.8%
Anheuser-Busch Companies, Inc.	53,500	2,302,640
The Coca-Cola Co.	52,183	2,253,784
		4,556,424
Food Products 0.2%
Del Monte Foods Co. (a)	12,822	137,580
Household Products – 1.5%
Colgate-Palmolive Co.	18,241	962,942
Tobacco 4.0%
Altria Group, Inc.	36,409	2,683,707

TOTAL CONSUMER STAPLES		8,340,653

ENERGY 13.9%
Oil, Gas & Consumable Fuels – 13.9%
Chevron Corp.	41,316	2,674,385
Exxon Mobil Corp.	103,907	6,602,250
		9,276,635

FINANCIALS – 4.5%
Diversified Financial Services – 4.3%
Citigroup, Inc.	52,560	2,392,531
JPMorgan Chase & Co.	14,652	497,142
		2,889,673
Insurance – 0.2%
The St. Paul Travelers Companies, Inc.	3,053	136,988

TOTAL FINANCIALS		3,026,661

HEALTH CARE – 19.7%
Health Care Equipment & Supplies – 4.4%
Guidant Corp.	42,512	2,928,652
Pharmaceuticals – 15.3%
Eli Lilly & Co.	10,307	551,631
Johnson & Johnson	80,088	5,067,969
Merck & Co., Inc.	29,272	796,491

Quarterly Report	2

Common Stocks continued
	Shares	Value

HEALTH CARE – continued
Pharmaceuticals – continued
Pfizer, Inc.	52,014	$1,298,790
Wyeth	54,380	2,516,163
		10,231,044

TOTAL HEALTH CARE		13,159,696

INDUSTRIALS – 20.1%
Aerospace & Defense – 10.5%
The Boeing Co.	32,351	2,198,250
United Technologies Corp.	93,746	4,859,793
		7,058,043
Commercial Services & Supplies – 0.6%
Waste Management, Inc.	14,500	414,845
Industrial Conglomerates – 8.0%
General Electric Co.	158,200	5,326,594
Road & Rail 1.0%
Union Pacific Corp.	9,660	692,622

TOTAL INDUSTRIALS		13,492,104

INFORMATION TECHNOLOGY – 17.4%
Communications Equipment – 4.7%
Motorola, Inc.	142,934	3,157,412
Computers & Peripherals – 8.1%
Hewlett-Packard Co.	103,919	3,034,435
International Business Machines Corp.	29,934	2,401,305
		5,435,740
Electronic Equipment & Instruments – 1.0%
Agilent Technologies, Inc. (a)	21,436	702,029
Semiconductors & Semiconductor Equipment – 2.6%
Freescale Semiconductor, Inc. Class B (a)	16,417	387,113
Intel Corp.	54,105	1,333,688
		1,720,801
Software 1.0%
Microsoft Corp.	24,730	636,303

TOTAL INFORMATION TECHNOLOGY		11,652,285

3 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value

MATERIALS 3.7%
Chemicals – 1.2%
Eastman Chemical Co.	8,793	$413,007
Monsanto Co.	6,548	410,887
		823,894
Paper & Forest Products 2.5%
International Paper Co.	56,222	1,675,416
TOTAL MATERIALS		2,499,310

TELECOMMUNICATION SERVICES – 3.8%
Diversified Telecommunication Services – 3.8%
Verizon Communications, Inc.	78,873	2,578,358
UTILITIES – 0.3%
Multi-Utilities – 0.3%
Consolidated Edison, Inc.	4,683	227,360
TOTAL COMMON STOCKS
(Cost $13,696,722)		65,966,753
Money Market Funds 1.4%
Fidelity Cash Central Fund, 3.82% (b)
(Cost $949,151)	949,151	949,151

TOTAL INVESTMENT PORTFOLIO 99.9%
(Cost $14,645,873)		66,915,904

NET OTHER ASSETS – 0.1%		45,406
NET ASSETS 100%		$66,961,310

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $14,645,873. Net unrealized appreciation aggregated $52,270,031, of which $53,253,832 related to appreciated investment securities and $983,801 related to depreciated investment securities.

Quarterly Report 4

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.
or an affiliate.

5 Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Congress Street Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Congress Street Fund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 18, 2005
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	November 18, 2005